Accounts receivable, net - Additional Information (Detail) - EUR (€) € in Billions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Factoring arrangements for cash	€ 2.3	€ 2.2
Regular trade receivables	0.5	1.4
Irrevocable accounts receivable for down payments on systems	€ 1.8	€ 0.8